Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Dec. 14, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares (in shares)		0
Exercise price (in dollars per share)		$ 0
Contractual term		5 years 7 months 6 days		5 years 8 months 12 days
Grant date fair value (in dollars per share)		$ 0
Stock-based compensation expense		$ 0
Compensation costs to be amortized		0
Options | 2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares (in shares)	10,920
Exercise price (in dollars per share)	$ 10.01
Contractual term	10 years
Grant date fair value (in dollars per share)	$ 60,000
Options | 2015 Equity Incentive Plan | Vesting period one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	25.00%
Award vesting period	1 year
Options | 2015 Equity Incentive Plan | Vesting period two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	75.00%
Award vesting period	36 months
Options | Modified 2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)	2,684,026
Accelerated cost	$ 0
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs to be amortized		$ 16,235
Granted (in share)		0
Weighted average amortization period		2 years 9 months 14 days
Restricted Stock Awards | 2015 Equity Incentive Plan | Employees, Officers, Directors, Consultants, And Service Providers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in share)	739,537
Restricted Stock Awards | 2015 Equity Incentive Plan | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in share)	50,960
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in share)		970,545
Restricted Stock Units | 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in share)			1,517,881
Restricted Stock And Restricted Stock Units | 2021 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years